Inventories (Details) - Schedule of Inventories - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Inventories [Abstract]
Raw materials	$ 26,413	$ 27,069
Work in process
Finished goods		43,707
Total	26,413	70,776
Inventory write-down	(26,413)	(69,789)
Translation adjustments
Inventories, net		$ 987